Shareholders' equity - Components of Regulatory Capital Ratio (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	$ 18,759	$ 18,534
Other Tier 1 capital:	23,039	22,863
Average assets for Tier 1 leverage ratio	402,069	383,705
Total leverage exposure for SLR	353,523	313,555
Common shareholders’ equity
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1:	36,975	36,427
Goodwill and intangible assets
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Adjustments	(17,563)	(17,253)
Net pension fund assets
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Adjustments	(333)	(297)
Embedded goodwill
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Adjustments	(254)	(275)
Deferred tax assets
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Adjustments	(62)	(62)
Other
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 Adjustments	(4)	(6)
Other Tier 1 capital:	(63)	(14)
Tier 2 capital:	(11)	(11)
Preferred stock
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Other Tier 1 capital:	4,343	4,343
Subordinated debt
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	1,398	1,148
Allowance for credit losses
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	392	414
Standardized Approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	1,779	1,551
Total capital:	24,818	24,414
Risk-weighted assets:	167,786	156,178
Excess of expected credit losses
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	109	85
Advanced Approaches
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 2 capital:	1,496	1,222
Total capital:	24,535	24,085
Risk-weighted assets:	160,472	161,528
Advanced Approaches | Credit Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:	90,076	87,223
Advanced Approaches | Market Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:	4,808	3,380
Advanced Approaches | Operational Risk
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Risk-weighted assets:	$ 65,588	$ 70,925